Options and Warrants (Details) - Schedule of Changes in Warrants Outstanding - Warrant [Member] - USD ($)		3 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Schedule of Changes in Warrants Outstanding [Line Items]
Shares, Outstanding beginning balance	1,435,622		1,307,671
Exercise Price, Outstanding beginning balance	$ 6.91	$ 5.88	$ 6.43
Remaining Life, Outstanding beginning balance	3 years 11 months 4 days
Intrinsic Value, Outstanding beginning balance
Shares, Granted		4,200,000	175,833	25,000
Exercise Price, Granted		$ 6.43	$ 2.28	$ 7.5
Remaining Life, Granted		5 years	2 years 11 months 19 days	5 years
Intrinsic Value, Granted
Shares, Expired/Cancelled			(200,466)	(97,534)
Exercise Price, Expired/Cancelled			$ 6.33	$ 5.36
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised				(55,417)
Exercise Price, Exercised				$ 5.36
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding ending balance				1,307,671
Exercise Price, Outstanding ending balance		$ 6.3	$ 5.88	$ 6.43
Remaining Life, Outstanding ending balance		4 years 3 months	2 years 11 months 19 days	3 years 4 months 2 days
Intrinsic Value, Outstanding ending balance		$ 233,125
Shares, Exercisable		5,483,038	1,283,038
Exercise Price, Exercisable		$ 6.3	$ 5.88
Remaining Life, Exercisable		4 years 3 months	2 years 11 months 19 days
Intrinsic Value, Exercisable		$ 233,125	$ 99,166
Previously Reported [Member]
Schedule of Changes in Warrants Outstanding [Line Items]
Shares, Outstanding beginning balance		1,283,038
Exercise Price, Outstanding beginning balance		$ 5.88
Intrinsic Value, Outstanding beginning balance		$ 99,166
Shares, Outstanding ending balance			1,283,038
Exercise Price, Outstanding ending balance			$ 5.88
Remaining Life, Outstanding ending balance			2 years 11 months 19 days
Intrinsic Value, Outstanding ending balance			$ 99,166